Stock Compensation	12 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation

28.	STOCK COMPENSATION

(a)	Amended and Restated 1997 Stock Option Plan of Global-Tech

In September 1997, the Board of Directors of Global-Tech adopted Global-Tech’s 1997 Stock Option Plan (as amended, the “1997 Plan”). The 1997 Plan provides for the grant of (i) options that are intended to qualify as incentive stock options (“Incentive Stock Options” or “ISO”) within the meaning of Section 422 of the U.S. Internal Revenue Code of 1986, as amended (the “Code”) to employees and (ii) options not intended to qualify as Incentive Stock Options to employees and consultants. The total number of shares of common stock of Global-Tech for which options may be granted under the 1997 Plan is 400,000 shares. The 1997 plan expired on September 17, 2008 and no further grants can be made from this plan after that date.

The 1997 Plan is administered by the Board of Directors of Global-Tech, or a committee of directors appointed by the Board of Directors of Global-Tech, who determines the terms of options, including the exercise price, the number of stock subject to the options and the terms and conditions of exercise. No option granted under the 1997 Plan is transferable by the optionee other than by will or the laws of descent and distribution and each vested option is exercisable within the contractual period of the option. With respect to any participant who owns (or is deemed to own) stock possessing more than 10% of the voting rights of Global-Tech’s outstanding capital stock, the exercise price of any ISO must not be less than 110% of the fair market value of the stock on the date of grant. The term of each option granted pursuant to the 1997 Plan may be established by the Board of Directors of Global-Tech, or a committee of the Board of Directors of Global-Tech, in its sole discretion; provided, however, that the maximum term of each ISO granted pursuant to both the 1997 Plan is 10 years. With respect to any ISO granted to a participant who owns (or is deemed to own) stock possessing more than 10% of the total combined voting power of all classes of Global-Tech’s outstanding capital stock, the maximum term is five years. Shares of common stock distributed under the 1997 Plan will be from authorized, but unissued stock or common stock held in the treasury of the Company. Every option granted shall vest and become exercisable in accordance with the terms of the applicable option agreement. Options can be exercised for a period not exceeding 10 years from the date of grant.

During fiscal 2013, an aggregate of 5,950 options with exercise prices of US$15.60 to US$30.56 per share were forfeited upon resignation of the relevant participants.

During fiscal 2014, an aggregate of 65,500 options with exercise prices of US$30.40 to US$30.56 expired.

During fiscal 2015, no options were granted and none were forfeited.

(b)	2005 Stock Option Plan of Global-Tech

In October 2005, the Board of Directors of Global-Tech adopted Global-Tech’s 2005 Stock Option Plan (the “2005 Plan”). The 2005 Plan provides for the grant of (i) ISO within the meaning of Section 422 of the Code; (ii) non-qualified stock options that do not qualify as ISO (“NQSOs”); and (iii) stock appreciation rights. The total number of shares of common stock of Global-Tech for which options may be granted under the 2005 Plan is 450,000 shares.

The 2005 Plan is administered by the Board of Directors of Global-Tech or a committee appointed by the Board of Directors of Global-Tech, who determines the terms of options, including the exercise price, the number of stock subject to the options and the terms and conditions of exercise. No option granted under the Plan is transferable by the optionee other than by will or the laws of descent and distribution and each vested option is exercisable within the contractual period of the option. With respect to any participant who owns (or is deemed to own) stock possessing more than 10% of the voting rights of Global-Tech’s outstanding capital stock, the exercise price of any ISO must not be less than 110% of the fair market value of the stock on the date of grant. The term of each option granted pursuant to the Plan may be established by the Board of Directors of Global-Tech, or a committee of the Board of Directors of Global-Tech, in its sole discretion; provided, however, that the maximum term of each ISO granted pursuant to the 2005 Plan is 10 years. With respect to any ISO granted to a participant who owns (or is deemed to own) stock possessing more than 10% of the total combined voting power of all classes of Global-Tech’s outstanding capital stock, the maximum term is five years. Every option granted shall vest and become exercisable in accordance with the terms of the applicable option agreement. Options can be exercised for a period not exceeding 10 years from the date of grant.

During fiscal 2014 and 2013, no options were granted and none were forfeited.

During the fiscal year ended March 31, 2015, no shares were granted and 20,000 options with an exercise price of US$8.99 were forfeited.

(c)	Global-Tech Advanced Innovations Inc. 2011 Omnibus Equity Plan

The Global-Tech Advanced Innovations Inc. 2011 Omnibus Equity Plan (the “Omnibus Plan”) was adopted by the Board of Directors in October 2010 and approved by the Company’s shareholders in November 2010. The plan provides for the grant of stock options (non-statutory and incentive), stock appreciation rights, restricted stock units, performances shares and common shares.

A committee authorized by the Board of Directors of Global-Tech (the “Committee”) will administer the Omnibus Plan. Unless otherwise determined by the Board of Directors of Global-Tech, the Compensation Committee will administer the Omnibus Plan. Subject to the terms of the Omnibus Plan, the Committee has the sole discretion to select the employees, consultants, and non-employee directors who will receive awards, determine the terms and conditions of awards, and to interpret the provisions of the Omnibus Plan and outstanding awards. The Committee may not, without the approval of the Company’s shareholders, institute an exchange program under which outstanding awards are amended to provide for a lower exercise price or cancelled in exchange for awards with a lower exercise price.

Awards granted under the Omnibus Plan are generally not transferable, and all rights with respect to an award granted to a participant generally will be available during a participant’s lifetime only to the participant. If the Committee makes an award transferable, such award will contain such additional terms and conditions as the committee deems appropriate.

During the fiscal year ended March 31, 2013, 73,000 options were granted to officers and directors, 5,000 options to an employee and 8,000 options to a consultant.

During the fiscal year ended March 31, 2014, no shares were granted and 3,000 options which had been granted to a director were exercised.

During fiscal 2015, no options were granted and none were forfeited.

Under the 1997 Plan and the 2005 Plan (the “Plans”), which expire in 10 years, options granted generally vest 25% after the first year of service and ratably each month over a further 36-month period.

The expected life of the options is based on the historical data and is not necessarily indicative of the exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcomes. The risk-free rate for periods within the expected life of the options is based on the U.S. Treasury yield curve with maturity equal to the expected life of the options in effect at the time of grant.

The total compensation expense recognized in the SG&A line item in the consolidated statement of operations and comprehensive income for the fiscal years ended March 31, 2015, 2014 and 2013 amounted to US$4,517, US$36,378 and US$258,128, respectively.

Changes in outstanding options under the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2015, 2014 and 2013 are as follows:

	2015
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	351,251	4.75 – 15.56	12.14	3.91	—
Granted	—	—	—
Expired	—	—	—
Exercised	—	—	—
Forfeited	(20,000)	8.99	8.99

Outstanding, at end of fiscal year	331,251	4.75 – 15.56	12.33	2.80	—

Vested and expected to be vested at March 31, 2015	331,251	4.75 – 15.56	12.33	2.80	—

Exercisable, at end of fiscal year	330,001	4.75 – 15.56	12.36	2.78

Changes in outstanding options under both the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2015, 2014 and 2013 are as follows: (continued)

	2014
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—
Granted	—	—	—
Expired	(65,500)	30.40 –30.56	30.55
Exercised	(3,000)	4.75	4.75
Forfeited	—	—	—

Outstanding, at end of fiscal year	351,251	4.75 – 15.56	12.14	3.91	—

Vested and expected to be vested at March 31, 2014	351,251	4.75 – 15.56	12.14	3.91	—

Exercisable, at end of fiscal year	343,751	4.75 – 15.56	12.22	3.85

	2013
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	339,701	8.99 – 30.56	17.66	3.96	—
Granted	86,000	4.75	4.75
Expired	—	—	—
Exercised	—	—	—
Forfeited	(5,950)	15.60 – 30.56	21.26

Outstanding, at end of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—

Vested and expected to be vested at March 31, 2013	419,751	4.75 – 30.56	14.96	4.28	—

Exercisable, at end of fiscal year	369,752	4.75 – 30.56	13.41	4.60

In January 1999, the Board of Directors of Global-Tech adopted an employee stock purchase plan. The plan was approved by the stockholders at the annual meeting of stockholders in March 1999. The total number of common stock which may be granted under the plan is 450,000 shares. Stock grants may be awarded under the plan to the employees, including officers, directors, non-employee directors and consultants in consideration for their services to the Group.

During the fiscal year ended March 31, 2007, Global-Tech granted an aggregate of 3,750 shares of common stock of Global-Tech to an employee with an effective grant date of November 6, 2006. 750 shares of such common stock vested and were issued on the first anniversary of the date of the stock grant and 750 shares of such common stock vested and were issued on the second, third, fourth, and fifth anniversaries of the date of the stock grant, respectively.

Changes in stock grants during the fiscal years ended March 31, 2015, 2014 and 2013 are as follows:

	2015		2014		2013
	Stock	Weighted average grant- date fair value	Stock	Weighted average grant- date fair value	Stock	Weighted average grant- date fair value
		US$		US$		US$
Non-vested, at beginning of fiscal year	—	—	—	—	750	10,380
Granted	—	—	—	—	—	—
Vested	—	—	—	—	(750)	10,380

Non-vested, at end of fiscal year	—	—	—	—	—	—

The total fair value of the 750 shares of common stock vested during the fiscal year ended March 31, 2013 was US$6,503.

The expense for the employee stock purchase plan recognized in the SG&A line item in the consolidated statement of operations and comprehensive income for the fiscal years ended March 31, 2015, 2014 and 2013 amounted to nil, nil and US$9,108 respectively.

Further details relating to the options granted under the 1997 Plan, the 2005 Plan and the Omnibus Plan that are outstanding as of March 31, 2015 are as follows:

	Options outstanding as of March 31, 2015			Options exercisable as of March 31, 2015
Number of options	Range of exercise price per option	Weighted average remaining contractual life	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
	US$ (per share)	(years)	US$ (per share)		US$ (per share)
83,000	4.75	7.31	4.75	81,750	4.75
248,251	13.20 - 15.60	1.29	14.87	248,251	14.87

331,251				330,001

As of March 31, 2015, 2014 and 2013, there was no unrecognized share-based compensation cost, relating to stock granted to an employee under the 1999 Employee Stock Purchase Plan. Any unrecognized compensation cost for stocks granted is expected to be recognized over a weighted-average vesting period of two years and five years. To the extent that the actual forfeiture rate is different from the original estimate, actual share-based compensation relating to these awards may be different from the expectations.

The fair value of the options granted was estimated on the date of grant using the following assumptions:

	2015	2014	2013
Risk-free Interest Rate	—	—	0.97% - 1.50%
Expected Dividend Yield	—	—	0%
Expected Option Life	—	—	7 - 10 years
Expected Stock Price Volatility	—	—	53.28% - 58.71%